Average Annual Total Returns - Bold Shares Prospectus			12 Months Ended
		Jan. 31, 2024	Dec. 31, 2023
Dreyfus Government Cash Management - BOLD Shares
Prospectus [Line Items]
Performance Inception Date		Nov. 16, 2020
Dreyfus Government Cash Management - Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.66%	4.20%

[1]	Reflects the performance of the fund's Service shares, which are offered in a separate prospectus.